PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 2 – PROPERTY AND EQUIPMENT

Equipment for Lease

During the three months ended March 31, 2020 and 2019, the Company capitalized $73,563 (including $51,494 deposit made in the prior year) and $0, respectively, in connection with the certification and production of the VerifyMe Beeper and the VeriPAS™ Smartphone Authenticator technology. The Company depreciates equipment for lease over its useful life of five years. Depreciation expense for Equipment for lease was $11,435 and $0 for the three months ended March 31, 2020 and 2019, respectively, included in General and administrative expense in the accompanying Statements of Operations.

NOTE 2 – EQUIPMENT FOR LEASE

During the years ended December 31, 2019 and 2018, the Company capitalized $177,021 and $0, respectively, in connection with the certification and production of the VerifyMe Beeper and the VeriPAS™ Smartphone Authenticator technology. The Company will depreciate the equipment for lease over its useful life of five years.  As the equipment became available at the end of 2019, there is $0 depreciation for each of the years ended December 31, 2019 and 2018, respectively.